EAGLE FAMILY OF FUNDS
880 Carillon Parkway
Saint Petersburg, Florida 33716
800.421.4184

March 2, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Eagle Series Trust (the “Trust”)
File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to Eagle Tax-Exempt Bond Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2015. If you have any questions or comments concerning the foregoing, please call me at (727) 567-6141.

Very truly yours,

/s/ Daniel R. Dzibinski

Daniel R. Dzibinski
Secretary, Eagle Family of Funds

cc: Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.

Kathy Kresch Ingber
K&L Gates LLP